ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

November 7, 2013	Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

BY EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	State Street Master Funds (Registration No. 811-09599); State Street Institutional Investment

Trust (Registration Nos. 33-30810 and 811-09819); SSgA Funds (Registration Nos. 33-19229

and 811-5430)

Ladies and Gentlemen:

On behalf of State Street Institutional Investment Trust, State Street Master Funds and SSgA Funds (collectively, the “Trusts”), we are filing today through EDGAR, pursuant to Regulation 14A under the Securities Exchange Act of 1934, as amended, a copy of the Trusts’ definitive proxy statement relating to their December 19, 2013 special meeting of shareholders of SSgA S&P 500 Index Fund, a series of SSgA Funds; shareholders of State Street Institutional Liquid Reserves Fund, State Street U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund, State Street Institutional Treasury Plus Money Market Fund, State Street Institutional Tax Free Money Market Fund and State Street Equity 500 Index Fund, each a series of State Street Institutional Investment Trust; and interestholders of State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio, State Street Treasury Plus Money Market Portfolio and State Street Equity 500 Index Portfolio, each a series of State Street Master Funds (each, a “Fund”). The meeting is being called for the purposes described in the enclosed definitive proxy statement. Copies of the proxy statement are expected to be mailed to each Fund’s shareholders beginning on or about November 8, 2013.

Please direct any questions concerning this filing to the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam Schlichtmann

Adam Schlichtmann